Financial Risk Management Objectives and Policies - Schedule of Foreign Currency Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Monetary Assets [Member] | If RMB weakens against HK$ [Member]
Schedule of Foreign Currency Risk [Line Items]
Increase/(decrease) in foreign currency rate	5.00%	5.00%
Increase/(decrease) in loss before tax	¥ (44)	¥ (65)
Increase/(decrease) in other comprehensive income (without tax)	¥ 56,796	¥ 20,987
Monetary Assets [Member] | If RMB strengthens against HK$ [Member]
Schedule of Foreign Currency Risk [Line Items]
Increase/(decrease) in foreign currency rate	(5.00%)	(5.00%)
Increase/(decrease) in loss before tax	¥ 44	¥ 65
Increase/(decrease) in other comprehensive income (without tax)	¥ (56,796)	¥ (20,987)
Monetary Liabilities [Member] | If RMB weakens against HK$ [Member]
Schedule of Foreign Currency Risk [Line Items]
Increase/(decrease) in foreign currency rate	5.00%	5.00%
Increase/(decrease) in loss before tax	¥ (691)	¥ (165)
Increase/(decrease) in other comprehensive income (without tax)
Monetary Liabilities [Member] | If RMB strengthens against HK$ [Member]
Schedule of Foreign Currency Risk [Line Items]
Increase/(decrease) in foreign currency rate	(5.00%)	(5.00%)
Increase/(decrease) in loss before tax	¥ 691	¥ 165
Increase/(decrease) in other comprehensive income (without tax)